Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 3,740	$ 7,185	$ 8,869
Short-term restricted cash	1,173	433	105
Accounts receivable, net	71,260	37,611	27,111
Other receivables	679	8,061	18,526
Receivables due from affiliate	839	8,883	1,053
Prepaid expenses and other current assets	2,215	3,986	4,774
Derivative financial instruments	6,952	83	62,631
Total current assets	86,858	66,242	123,069
PROPERTY AND EQUIPMENT
Oil and natural gas properties, successful efforts method, net	944,867	712,162	525,942
Other property and equipment, net	9,139	9,731	11,097
Total property and equipment, net	954,006	721,893	537,039
OTHER ASSETS
Investment in LLC - cost	9,000	9,000	9,000
Deferred financing costs, net	1,943	3,029	1,199
Notes receivable due from affiliate	12,121	9,987	9,213
Deposits and other long-term assets	14,686	2,977	1,370
Derivative financial instruments	5,282	723	41,635
Total other assets	43,032	25,716	62,417
TOTAL ASSETS	1,083,896	813,851	722,525
CURRENT LIABILITIES
Accounts payable and accrued liabilities	144,546	79,710	80,758
Advances from non-operators	3,872	4,058	1,381
Advances from related party	47,794	42,528
Asset retirement obligations	3,960	4,900	2,592
Derivative financial instruments	348	21,207
Total current liabilities	200,520	152,403	84,731
LONG-TERM LIABILITIES
Asset retirement obligations, net of current portion	65,152	61,128	60,491
Long-term debt, net	565,247	529,905	717,775
Notes payable to founder	27,861	26,957	25,748
Derivative financial instruments		4,482
Other long-term liabilities	7,613	6,870	10,829
Total long-term liabilities	665,873	629,342	814,843
TOTAL LIABILITIES	866,393	781,745	899,574
Commitments and Contingencies
PARTNERS' CAPITAL (DEFICIT)	217,503	32,106	(177,049)
TOTAL LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 1,083,896	$ 813,851	$ 722,525